Redeemable Convertible Preferred Shares (Details) - USD ($)		12 Months Ended
	Jul. 06, 2016	Dec. 31, 2016	Dec. 31, 2015
Redeemable Convertible Preferred Shares (Textual)
Dividend - convertible redeemable preferred stock		$ 333,327
Preferred Class A [Member]
Redeemable Convertible Preferred Shares (Textual)
Preferred shares issued	715,000	715,000
Preferred shares, par value	$ 12.00
Annual dividend percentage	8.00%
Gross proceeds private placement	$ 8,580,000
Mandatorily redeemable price	$ 12
Exceeds after closing of Business Combination	The Class A preferred shares are automatically convertible on the date on which the average closing price of the Company's ordinary shares for three consecutive trading days, that is equal to or exceeds $16.00, provided that such date is after the closing of the Business Combination.
Outstanding balance Class A Preferred value		$ 8,913,327
Shares issued for conversion, percentage		80.00%